Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, gross realized gains on sales	¥ 231,955	¥ 193,298	¥ 100,371
Available-for-sale securities, gross realized losses on sales	29,387	21,422	28,840
Equity method Investments, carrying value	196,015	225,696
Equity method investments, earnings (losses)	27,975	(2,192)	10,807
Available-for-sale securities
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount	5,344	76,393	117,029
Available-for-sale securities | Debt securities
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount	1,151	4,085	7,238
Available-for-sale securities | Equity securities
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount	4,193	72,308	109,791
Orico
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common shares	22.20%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted	58.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	78,458	68,289
Equity method Investments, aggregated market values	¥ 96,471	¥ 111,543